Schedule of Operating Expenses (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Selling and marketing expenses:
Promotion expenses	$ 503	$ 29,841
Telecommunications service fees	35,214	35,110
Union pay service charges	106	7,506
Employee compensation	62,558	45,216
Employee benefit expenses	15,108	9,913
Total Selling and marketing expenses	113,489	127,586
General and administrative expenses:
Employee compensation	716,801	471,050
Audit fee	286,000	265,000
Consulting fee	28,221	79,837
Attorney fee	54,933	93,105
Service fee		44,620
Employee benefit expenses	19,759	26,051
Rental fee	41,728	121,245
Entertainment	964	905
Travel and Communication expenses	7,110	17,376
Investment relationship fee	8,655	37,990
Amortization of intangible assets		35,032
Depreciation expenses of vehicles	9,199	11,827
Daily expenses	45,403	21,865
Other		590
Total General and administrative expenses	1,218,773	1,226,493
Operating expenses	$ 1,332,262	$ 1,354,079